COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 26, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Weighted average discounting rate		10.00%
Subsequent Event [Member]
Loss Contingencies [Line Items]
Milestone payment	$ 550,000
Minimum [Member]
Loss Contingencies [Line Items]
Weighted average remaining lease term		3 years
Maximum [Member]
Loss Contingencies [Line Items]
Weighted average remaining lease term		4 years